UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
           --------------------------------------------------

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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity
             as General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom         February 14, 2012
-------------------    ------------------------------   ---------------------
   [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F  NOTICE.  (Check  here if no holdings reported are in this report, and  all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        12
                                               -------------

Form 13F Information Table Value Total:        $224,258
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
COMPLETE PRODUCTION SERVICES COM            20453E109   30,570   910,898 SH       OTHER      1              910,898
EL PASO CORP                 COM            28336L109    6,346   238,834 SH       OTHER      1              238,834
FUSHI COPPERWELD INC         COM            36113E107    3,024   402,184 SH       OTHER      1              402,184
GPO AEROPORTUARIO DEL PAC SA SPON ADR B     400506101    8,867   262,650 SH       OTHER      1              262,650
LOOPNET INC                  COM            543524300   18,280 1,000,000 SH       OTHER      1            1,000,000
PARLUX FRAGANCES INC         COM            701645103      842   165,000 SH       OTHER      1              165,000
PHARMASSET INC               COM            71715N106   77,446   604,100 SH  CALL OTHER      1              604,100
S1 CORPORATION               COM            78463B101   22,104 2,309,714 SH       OTHER      1            2,309,714
SHANDA INTERACTIVE ENTMT LT  SPONSORED ADR  81941Q203   31,196   779,700 SH       OTHER      1              779,700
TEKELEC                      COM            879101103   18,800 1,720,000 SH       OTHER      1            1,720,000
WALTER ENERGY INC            COM            93317Q105    1,344    22,200 SH  CALL OTHER      1               22,200
WINN DIXIE STORES INC        COM NEW        974280307    5,440   580,000 SH       OTHER      1              580,000